ENTITY-WIDE DISCLOSURES	3 Months Ended
Mar. 31, 2023
Entity Wide Disclosures [Abstract]
ENTITY-WIDE DISCLOSURES	ENTITY-WIDE DISCLOSURES
The Group has one reportable operating segment, the manufacturing and sales of electric vehicles in Canada and in the United States.
The Group's revenue from external customers is divided into the following geographical areas:

	Three months ended March 31,
	2023	2022
Revenue from external customers	$	$
Canada	52,436,969	21,026,874
United States	2,266,436	1,619,919
	54,703,405	22,646,793
During the three months ended March 31, 2023, 29.0% (three months ended March 31, 2022: 51.6%) of the Group's revenue depended on two customers, 18.6% and 10.4% respectively (three months ended March 31, 2022: two customers, 40.7% and 10.9% respectively).
13 - ENTITY-WIDE DISCLOSURES (CONTINUED)
The Group’s non-current assets are allocated to geographic areas as follows:

	March 31, 2023
	Canada	United States	Total
	$	$	$
Other non-current assets	700,990	287,648	988,638
Property, plant and equipment	73,411,766	85,831,157	159,242,923
Right-of-use assets	33,408,714	48,531,506	81,940,220
Intangible assets	159,344,760	7,611,389	166,956,149
Contract asset	13,221,745	—	13,221,745
	280,087,975	142,261,700	422,349,675

	December 31, 2022
	Canada	United States	Total
	$	$	$
Other non-current assets	708,440	364,786	1,073,226
Property, plant and equipment	81,602,840	79,153,488	160,756,328
Right-of-use assets	10,836,851	49,671,503	60,508,354
Intangible assets	144,213,010	7,151,013	151,364,023
Contract asset	13,211,006	—	13,211,006
	250,572,147	136,340,790	386,912,937

Geographical areas are determined according to where the sales take place and according to the location of the long-term assets.